Long Term Investment	12 Months Ended
May 31, 2011
Long Term Investment
Long Term Investment
13.	LONG TERM INVESTMENT

In December 2006, the Company acquired 20% interest in Talent Boom Group Ltd ("Talent Boom"). Since the Company has no representation on Talent Boom's board of directors, the Company's management concluded that the Company could not exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, cost method is used to account for the investment.